Retirement Plans (Schedule of Weighted Average Allocation of Plan Assets) (Details)	Sep. 27, 2013	Sep. 28, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	100.00%	100.00%
U.S. Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	42.00%	58.00%
U.S. Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	56.00%	40.00%
U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	1.00%	1.00%
U.S. Plans | Real Estate and Other
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	1.00%	1.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	100.00%	100.00%
Non-U.S. Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	7.00%	8.00%
Non-U.S. Plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	3.00%	2.00%
Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	0.00%	0.00%
Non-U.S. Plans | Real Estate and Other
Defined Benefit Plan Disclosure [Line Items]
Pension plans, weighted-average plan asset allocation	90.00%	90.00%